Summary of Significant Accounting Policies - Operating Lease Commitments And Lease Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement [line items]
Lease liabilities	¥ 3,091		¥ 0
IFRS 16 [member]
Statement [line items]
Operating Lease Commitments		¥ 2,474
Less: short-term leases, those leases with a remaining lease term less than 12 months from the date of initial application and leases of low-value assets		(132)
Impact of discounting at the incremental borrowing rate		(157)
Lease liabilities		¥ 2,185